UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 98.5%
DIVERSIFIED 10.9%
American Assets Trust	525,005	$16,017,903
Cousins Properties	1,567,818	16,132,847
Duke Realty Corp.	1,471,257	22,716,208
Forest City Enterprises, Class A(a)	654,781	12,401,552
Vornado Realty Trust	783,950	65,898,837
WP Carey	136,976	8,862,347
		142,029,694
HEALTH CARE 10.9%
Emeritus Corp.(a),(b)	486,397	9,012,936
Health Care REIT	961,041	59,949,738
Healthcare Trust of America, Class A	1,147,777	12,074,614
Ventas	984,020	60,517,230
		141,554,518
HOTEL 7.8%
DiamondRock Hospitality Co.	1,647,046	17,573,981
Hersha Hospitality Trust	1,830,110	10,230,315
Host Hotels & Resorts	1,439,557	25,436,972
Hyatt Hotels Corp., Class A(a)	146,788	6,306,012
Orient-Express Hotels Ltd., Class A (Bermuda)(a)	660,500	8,573,290
Pebblebrook Hotel Trust	236,322	6,784,804
Strategic Hotels & Resorts Worldwide(a)	1,547,935	13,436,076
Sunstone Hotel Investors	1,001,701	12,761,671
		101,103,121
INDUSTRIALS 6.8%
First Industrial Realty Trust	620,500	10,095,535
Prologis	1,731,087	65,123,493
Rexford Industrial Realty(a)	916,843	12,386,549
		87,605,577
OFFICE 11.9%
Boston Properties	472,687	50,530,240
Corporate Office Properties Trust	817,990	18,895,569
Douglas Emmett	806,807	18,935,760
Hudson Pacific Properties	321,796	6,258,932
Mack-Cali Realty Corp.	443,907	9,739,320

1

	Number of Shares	Value
SL Green Realty Corp.	559,370	$49,694,431
		154,054,252
OFFICE/INDUSTRIAL 0.6%
PS Business Parks	108,713	8,112,164

RESIDENTIAL 17.0%
APARTMENT 15.5%
Apartment Investment & Management Co.	854,623	23,878,167
Associated Estates Realty Corp.	618,842	9,226,934
BRE Properties	374,871	19,028,452
Education Realty Trust	1,418,676	12,909,952
Equity Residential	1,138,113	60,968,713
Essex Property Trust	85,460	12,622,442
Home Properties	425,119	24,550,622
UDR	1,627,330	38,567,721
		201,753,003
MANUFACTURED HOME 1.5%
Toll Brothers(a)	185,060	6,001,496
UCP, Class A(a)	867,951	12,880,393
		18,881,889
TOTAL RESIDENTIAL		220,634,892

SELF STORAGE 7.8%
CubeSmart	916,525	16,350,806
Extra Space Storage	353,317	16,164,253
Public Storage	323,869	51,997,168
Sovran Self Storage	228,899	17,323,076
		101,835,303
SHOPPING CENTERS 23.3%
COMMUNITY CENTER 8.9%
DDR Corp.	1,409,900	22,149,529
Federal Realty Investment Trust	246,145	24,971,410
Ramco-Gershenson Properties Trust	782,123	12,052,515
Regency Centers Corp.	464,988	22,482,170
Retail Properties of America, Class A	814,402	11,198,028
Tanger Factory Outlet Centers	72,972	2,382,536
Weingarten Realty Investors	683,453	20,045,676
		115,281,864

2

		Number of Shares	Value
FREE STANDING 1.1%
National Retail Properties		434,004	$13,810,008

REGIONAL MALL 13.3%
General Growth Properties		2,453,293	47,324,022
Glimcher Realty Trust		2,026,248	19,755,918
Simon Property Group		715,305	106,029,660
			173,109,600
TOTAL SHOPPING CENTERS			302,201,472

SPECIALTY 1.5%
Digital Realty Trust		117,339	6,230,701
Weyerhaeuser Co.		460,000	13,169,800
			19,400,501
TOTAL COMMON STOCK (Identified cost—$1,127,161,310)			1,278,531,494

SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)		15,000,380	15,000,380
Federated Government Obligations Fund, 0.01%(c)		15,000,381	15,000,381
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,000,761)			30,000,761

TOTAL INVESTMENTS (Identified cost—$1,157,162,071)	100.8%		1,308,532,255

WRITTEN CALL OPTIONS	0.0		(58,320)

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)		(9,704,547)

NET ASSETS	100.0%		$1,298,769,388

	Number of Contracts
WRITTEN CALL OPTIONS 0.0%
Emeritus Corp., USD Strike Price 20, 10/19/13	243,000	$(58,320)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$124,972)		$(58,320)

3

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral in connection with written option contracts. $2,866,591 in aggregate has been pledged as collateral.
(c)	Rate quoted represents the seven-day yield of the Fund.

4

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,278,531,494	$1,278,531,494	$—	$—
Money Market Funds	30,000,761	—	30,000,761	—
Total Investments(a)	$1,308,532,255	$1,278,531,494	$30,000,761	$—
Written Call Options	$(58,320)	$—	$(58,320)	$—
Total Depreciation in Other Financial Instruments(a)	$(58,320)	$—	$(58,320)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Cohen & Steers Realty Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Transactions in written options during the nine months ended September 30, 2013, were as follows:

Number
	of Contracts	Premium
Options outstanding at December 31, 2012	—	$—
Options written	243,000	124,972
Options expired	—	—
Options terminated in closing transactions	—	—
Options exercised	—	—
Options outstanding at September 30, 2013	243,000	$124,972

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,157,162,071
Gross unrealized appreciation	$171,927,703
Gross unrealized depreciation	(20,557,519)
Net unrealized appreciation	$151,370,184

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013